Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value of the Plan's Investments
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

		Fair Value Measurements At December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CRH plc common stock fund:
CRH plc common stock	$119,371,587	$—	$—	$119,371,587
Mutual funds	831,210,690	—	—	831,210,690
Self-directed brokerage accounts	60,679,216	—	—	60,679,216

Total assets in fair value hierarchy	1,011,261,493	—	—	1,011,261,493

Investments measured at net asset value*	—	—	—	3,714,473,414

Investments at fair value	$1,011,261,493	$—	$—	$4,725,734,907

		At December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CRH plc common stock fund:
CRH plc common stock	$90,289,788	$—	$—	$90,289,788
Mutual funds	788,768,244	—	—	788,768,244
Self-directed brokerage accounts	49,494,683	—	—	49,494,683

Total assets in fair value hierarchy	928,552,715	—	—	928,552,715

Investments measured at net asset value*	—	—	—	3,129,040,250

Investments at fair value	$928,552,715	$—	$—	$4,057,592,965

*
In accordance with ASC
820-10,
certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.